Segment and Revenue Analysis (Details) - Schedule of Revenue Segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Principal Transaction Revenue [Line Items]
Revenue	$ 58,060,025	$ 53,337,278
Operating loss	(737,146,304)	(5,425,110)
Net loss from continuing business	(896,995,054)
Current assets	26,440,914	26,531,563
Non-current assets	26,548,907
Total assets	52,989,821
Total liability	58,970,157	$ 67,843,970
Majority shareholder’s equity/(deficit)	(15,598,728)
Non-controlling interest	9,618,392
Insurance Brokage [Member]
Principal Transaction Revenue [Line Items]
Revenue	14,327,161
Operating loss	(438,664)
Net loss from continuing business	(243,964)
Current assets	9,181,053
Non-current assets	880,995
Total assets	10,062,047
Total liability	11,243,984
Majority shareholder’s equity/(deficit)	(1,729,269)
Non-controlling interest	547,332
Hospital & Clinic [Member]
Principal Transaction Revenue [Line Items]
Revenue	40,027,981
Operating loss	1,682,184
Net loss from continuing business	617,487
Current assets	15,292,954
Non-current assets	31,717,463
Total assets	50,381,640
Total liability	29,472,469
Majority shareholder’s equity/(deficit)	17,588,064
Non-controlling interest	(50,115)
Telemedicine & Digital [Member]
Principal Transaction Revenue [Line Items]
Revenue	3,704,883
Operating loss	(1,250,146)
Net loss from continuing business	(1,235,367)
Current assets	1,966,907
Non-current assets	604,157
Total assets	2,571,064
Total liability	1,547,450
Majority shareholder’s equity/(deficit)	1,042,143
Non-controlling interest	(18,529)
Unallocated [Member]
Principal Transaction Revenue [Line Items]
Revenue
Operating loss	(737,139,678)
Net loss from continuing business	(896,133,209)
Current assets
Non-current assets	(6,653,707)
Total assets	(6,653,707)
Total liability	16,706,254
Majority shareholder’s equity/(deficit)	(32,499,665)
Non-controlling interest	$ 9,139,704